Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Operating Lease by lessee	$ 16,145	$ 11,365	$ 19,787
Less Than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating Lease by lessee	6,061	3,381	4,513
Later than one year and not later than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating Lease by lessee	9,453	6,965	12,366
Later Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating Lease by lessee	$ 631	$ 1,019	$ 2,908